Acquisitions and Dispositions - Additional Information (Detail) $ in Millions, $ in Millions										1 Months Ended	12 Months Ended
	Aug. 02, 2019 USD ($)	Jun. 26, 2019 USD ($)	Jun. 25, 2019 USD ($)	Dec. 20, 2018 USD ($)	Sep. 05, 2018	Jun. 11, 2018 USD ($)	Mar. 20, 2018 USD ($)	Feb. 23, 2017 USD ($)	Oct. 14, 2016 USD ($)	Mar. 31, 2017	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Nov. 29, 2021 MMBoe	May 29, 2019 USD ($) MMBoe	Feb. 11, 2019	Nov. 02, 2018 USD ($)	Dec. 31, 2017 ARS ($)	Nov. 22, 2017 USD ($)	Dec. 31, 2016 ARS ($)	Jul. 25, 2016 USD ($)
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Contingent price subject to the evolution of the electric market prices							$ 35.0
Borrowings											$ 526,760	$ 335,078					$ 191,063		$ 154,345
Bajo del Piche, Barranca de Los Loros, El Medanito and El Santiagueño areas [Member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Equity interests in operating concessions						$ 22.3
Business acquisition percentage of equity interest						100.00%
Profit from assignment agreement											1,523
Disposal percentage															100.00%
Cerro Bandera [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Profit from assignment agreement												284
Bajo del Toro [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Profit from assignment agreement												871
Aguada del Chañar area [Member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Exploratory mining property											$ 4,055
Aguada del Chañar area [Member] | IEASA [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Business acquisition percentage of equity interest			100.00%
Amount quoted			$ 96.0
Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Profit from exploitation agreement												1,167
YPF S.A. and PetroUruguay S.A. | Aguada la Arena area
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Participation interest transfer percentage								20.00%			20.00%
Participation interest transfer amount								$ 18.0
Participation interest percentage								100.00%			100.00%
YPF S.A. and PetroUruguay S.A. | Rio Neuquen [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Participation interest transfer percentage					33.33%
YPF EE
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Participation in the capital stock							100.00%
Subscription price							$ 275.0
Contribution made at closing date							135.0
Contribution made 12 months after the closing date of the transaction							$ 140.0
Profit on revaluation												11,980
Profit on dilution on interest in YPF EE												13,552
YPF EE | 24 months from the closing date [Member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Contingent price evaluation percentage							33.33%
YPF EE | Subsequent Years
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Contingent price evaluation percentage							16.67%
YPF EE - YPF SA
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Participation in the capital stock							75.00001%
YPF EE
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Revaluation of residual interest												10,114
YPF EE | GEFS Global Energy B V [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Participation in the capital stock							24.99%
YPF [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Loss on reversal of net profit of balance accrued from investment translation												1,572
YPF [member] | YPF EE
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Participation in the capital stock							72.69218%
Profit on revaluation												11,879
Profit on dilution on interest in YPF EE												13,451
Profit from dilution of participation in the equity of YPF EE												3,438
OPESSA [member] | YPF EE
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Participation in the capital stock							2.30783%
Profit on revaluation												101
Profit on dilution on interest in YPF EE												$ 101
PEPASA [member] | Petrobras Argentina S.A. [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Capital and voting rights held												67.20%
PEPASA [member] | YPF S.A. [member] | Areas in Providence of Neuquen [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Guaranteed loan granted equivalent to the acquisition price																				$ 140.0
Rio Neuquen [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Equity interests in operating concessions participation percentage									33.33%
Equity interests in operating concessions									$ 72.0
Equity interests in operating concessions participation percentage cancelled through a payment										33.33%
Aguada de la Arena [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Equity interests in operating concessions participation percentage									80.00%
Equity interests in operating concessions									$ 68.0
Equity interests in operating concessions participation percentage cancelled through a payment										80.00%
Oil Combustibles SA [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Total price of the transaction																$ 85.0
Net assets acquired																$ 63.0
CTEB [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Voting interest percentage														50.00%
Installed capacity | MMBoe														560
Ownership interest, value														$ 282.0
Goodwill														$ 229.0
Price adjsutment for consideration		$ 10.0
CTEB [member] | Scenario Forecast [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Installed capacity | MMBoe													840
CTEB [member] | IEASA [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Borrowings		170.0
Proceeds From Capital Contribution.		$ 100.0
YPF And Oilstone Energia S.A [member] | Al Sur del Dorsal, Anticlinal Campamento, Dos Hermanas y Ojo de Agua [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Total price of the transaction																		$ 14.0
Equity interests in operating concessions				$ 12.0
Business acquisition percentage of equity interest				100.00%
Loss from assignment agreement											$ 558
YPF And Capetrol Argentina SA [Member] | Río Mayo and Sarmiento areas [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Total price of the transaction	$ 1.1
Business acquisition percentage of equity interest	100.00%
Profit from assignment agreement											$ 187